Contingencies and Provisions (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of reconciliation of provisions
Provision for severance and cash acquisition-related compensation acceleration

	2023	2022
	$	$

Balance - Beginning of fiscal year	247	1,034
Expensed during the year	18,581	803
Paid during the year	(17,722)	(1,590)

Balance - End of fiscal year	1,106	247

Disclosure of restructuring costs
Restructuring expenses

	2023	2022
	$	$

Severance	15,710	803
Share-based compensation expense acceleration	5,637	—
Cash acquisition-related compensation acceleration	2,871	—
Share-based acquisition-related compensation acceleration	4,465	—

Restructuring	28,683	803